Taxes Recoverable and Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Taxes Recoverable and Payable [Abstract]
Taxes Recoverable and Payable
13.	Taxes Recoverable and Payable

Taxes recoverable and payable consist of VAT taxes payable and receivable from various European governments through group transactions in these countries. Taxes recoverable consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Taxes recoverable	2,620	1,876
Less: Taxes payable	(1,200)	(1,135)
Total	1,420	741

12.	Taxes Recoverable and Payable

Taxes recoverable and payable consist of VAT taxes payable and receivable from various European governments through group transactions in these countries. Taxes recoverable consist of the following at December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
	(in thousands)
Taxes recoverable	$1,876	$5,461
Less: Taxes payable	1,135	1,734
	$741	$3,727